INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [text block]
The movements in total investments in joint ventures are as follows:

$000	Dec 31, 2017	Dec 31, 2016
Beginning of year
Investments in equity accounted joint ventures	1,414,211	1,427,316
Other investments in joint venture	34,423	45,940
Total investments in joint ventures	1,448,634	1,473,256
Funds invested in equity accounted joint ventures	30,898	-
Loans repaid by equity accounted joint ventures	(746)	(11,927)
Share of profits of equity accounted joint ventures	11,950	17,299
Dividends	-	(30,000)
Share of other comprehensive income of joint ventures	(17)	6
End of year
Investments in equity accounted joint ventures	1,440,610	1,414,211
Other investments in joint ventures	50,109	34,423
Total investments in joint ventures	1,490,719	1,448,634

Kibali Jersey Limited [Member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for Kibali (Jersey) Limited which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016
Summarized statement of financial position
Current
Cash and cash equivalents	3,288	18,865
Other current assets (excluding cash)	166,278	179,588
Total current assets	169,566	198,453
Financial liabilities (excluding trade payables)	(8,656)	(10,285)
Other current liabilities (including trade payables)	(105,565)	(133,113)
Total current liabilities	(114,221)	(143,398)
Non-current
Assets	2,833,946	2,805,020
Financial liabilities	(41,210)	(46,929)
Other liabilities	(23,244)	(32,259)
Total non-current liabilities	(64,454)	(79,188)
Net assets	2,824,837	2,780,887

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Summarized statement of comprehensive income
Revenue	754,852	709,372	747,272
Depreciation and amortization	(264,415)	(210,925)	(192,509)
Interest income	4,147	4,735	4,818
Interest expense	(5,478)	(5,298)	(5,376)
Profit before tax	(40,349)	26,728	155,825
Income tax	54,333	22,962	(17,840)
Post-tax profit	13,984	49,690	137,985
Other comprehensive income—gain on available for sale financial asset	-	-	3,144

$000	Dec 31, 2017	Dec 31, 2016
Reconciliation of the group’s summarized financial information presented to the carrying amount of the group’s interest in the Kibali joint venture
Opening net assets January 1	2,780,887	2,791,184
Profit for the period	13,984	49,690
(Loss)/gain on available-for-sale financial asset	(34)	13
Other comprehensive income	(34)	13
Funds advanced	30,000	-
Dividends received	-	(60,000)
Closing net assets	2,824,837	2,780,887
Interest in joint venture at 50%	1,412,419	1,390,443
Mineral property at acquisition	23,549	26,154
Adjustment to reflect attributable interest	8,793	1,565
Carrying value	1,444,760	1,418,162

Kibali Jersey Limited [Member] | KAS Limited [Member]
Disclosure of joint ventures [text block]
Set out below is the summarized financial information for KAS which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Summarized statement of financial position
Current assets
Cash and cash equivalents	2,039	1,167	1,222
Other current assets (excluding cash)	1,649	10,061	10,584
Total current assets	3,688	11,228	11,806

Other current liabilities (including trade payables)	(1,505)	(1,457)	(1,653)
Total current liabilities	(1,505)	(1,457)	(1,653)

Non-current
Assets	48,065	46,707	51,718
Financial liabilities	(49,739)	(56,195)	(61,295)
Net assets	509	283	576

Summarized statement of comprehensive income
Operating (loss)/profit	(39)	(21)	234
Interest income	3,959	4,489	4,802
Interest expense	(3,695)	(4,210)	(4,500)
Profit and total comprehensive income for the period	225	258	536

Dividends received from joint venture	-	550	-

Reconciliation of the summarized financial information presented to the carrying amount of the group's interest in KAS
Opening net assets January 1	284	576	40
Profit for the period	225	258	536
Dividends received	-	(550)	-
Closing Net assets	509	284	576
Interest in joint venture at 50.1%	255	142	289
Funding classified as long term debt by joint venture recorded in ‘other investments in joint ventures’	25,577	28,830	31,086
Carrying value	25,832	28,972	31,375